Tax On Profit On Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Summary of analysis of charge/(credit) in the year
Analysis of charge / (credit) in the year

	2023 £’000	2022 £’000	2021 £’000
U.K. corporation tax based on the results for the year ended 30 June 2023 at 20.5% (2022 : 19%, 2021: 19%)	£8,141	£7,970	£3,628
Overseas tax	16,120	11,859	10,276
Adjustment in respect of prior periods	4,895	751	20
Current Tax	29,156	20,580	13,924
Deferred Tax	(9,156)	(1,294)	(3,006)
Total tax	£20,000	£19,286	£10,918

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2023		2022		2021
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£114,163		£102,379		£54,368
Profit on ordinary activities at U.K. statutory rate	23,403	20.5	19,452	19.0	10,330	19.0
Differences in overseas tax rates	(267)	(0.2)	(2,467)	(2.4)	(1,150)	(2.1)
Impact of share-based compensation	1,390	1.2	1,223	1.2	897	1.5
Non taxable fair value movement on financial liabilities	(2,430)	(2.1)	—	—	—	—
Tax incentives and non deductible items	(867)	(0.8)	(1,359)	(1.3)	201	0.4
Adjustments related to prior periods	(354)	(0.3)	(502)	(0.5)	(300)	(0.6)
Tax on unremitted earnings/withholding tax on dividends	1,209	1.1	2,876	2.8	852	1.6
Impact of rate change on deferred tax	(2,084)	(1.8)	63	0.1	88	0.2
Total	£20,000	17.5%	£19,286	18.8%	£10,918	20.1%

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity

	2023 £’000	2022 £’000	2021 £’000
Deferred tax - share-based compensation	£3,919	£5,101	£(3,270)
Current tax - share-based compensation	(2,318)	(8,290)	(6,639)
Total charge/ (credit) to equity	£1,601	£(3,189)	£(9,909)